Share-based Compensation (Tables)	12 Months Ended
Jun. 30, 2021
Share-based Compensation
Summary of the option activities

		Weighted
		Average	Weighted
		Remaining	Average
	Number	Contractual	Exercise
	of options	Life (Years)	Price (RMB)

Outstanding and exercisable, June 30, 2018	8,998,465	1.25	1.50
Granted/Vested	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Repurchased	(1,495,995)	1.08	1.23
Outstanding and exercisable, June 30, 2019	7,502,470	0.25	1.55
Granted/Vested	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Replaced by 2019 Option plan as of September 30, 2019	(7,502,470)	—	1.55
Outstanding and exercisable, June 30, 2020	—	—	—
Recognition of options originally under 2018 Option Plan and replaced by 2019 Option plan as of March 26, 2021	750,247	1.11	16.43
Recognition of new options granted under 2019 Option plan as of March 26, 2021	1,499,753	2.00	—
Forfeited	(235,613)	—	0.74
Exercised	—	—	—
Outstanding, June 30, 2021	2,014,387	1.48	5.29
Exercisable, June 30, 2021	—	—	—

Schedule of key assumptions for determination of options

Options granted in 2016	As of June 30,	As of June 30,	As of September 30,
	2018	2019	2019 (4)

Risk-free interest rate (1)	3.29%	2.61%	2.75%
Dividend yield (2)	0%	0%	0%
Expected volatility (3)	35.4%	47.4%	49.1%
Year to maturity (4)	1.25	0.25	Nil
Exercise Price (5) (RMB)	1.23	1.23	1.23
Fair value per ordinary share (6) (RMB)	1.55	3.13	2.43
Fair value per option (RMB)	0.45	1.91	1.20

Options granted in 2017	As of June 30,	As of June 30,	As of September 30,
	2018	2019	2019 (4)

Risk-free interest rate (1)	3.29%	2.61%	2.75%
Dividend yield (2)	0%	0%	0%
Expected volatility (3)	35.4%	47.4%	49.1%
Year to maturity (4)	1.25	0.25	Nil
Exercise Price (5) (RMB)	1.35	1.35	1.35
Fair value per ordinary share (6) (RMB)	1.55	3.13	2.43
Fair value per option (RMB)	0.38	1.79	1.08

Options granted in 2018	As of June 30,	As of June 30,	As of September 30,
	2018	2019	2019 (4)

Risk-free interest rate (1)	3.29%	2.61%	2.75%
Dividend yield (2)	0%	0%	0%
Expected volatility (3)	35.4%	47.4%	49.1%
Year to maturity (4)	1.25	0.25	Nil
Exercise Price (5) (RMB)	1.83	1.83	1.83
Fair value per ordinary share (6) (RMB)	1.55	3.13	2.43
Fair value per option (RMB)	0.17	1.32	0.60

As of
September 30,
Options granted in 2019 Option Plan	2019 (4)

Risk-free interest rate (1)	2.75%
Dividend yield (2)	0%
Expected volatility (3)	49.1%
Year to maturity (4)	Nil
Exercise Price (5) (RMB)	0
Fair value per ordinary share (6) (RMB)	24.3

Fair value per option (RMB)	24.3
(1)	The Group estimated the risk-free interest rate based on the yield of China Benchmark Bond with a maturity period close to the expected term of the options.
(2)	Dividend yield is based on the fact that the Group does not expect to pay any cash dividends in the foreseeable future.
(3)

The computation of expected volatility is based on the fluctuation of the historical share prices of comparable companies. When selecting the comparable companies whose stock prices had been used by the Group to determine its expected share price volatility, the selection criteria primarily included: i) companies which are primarily engaged in wealth management and asset management related businesses; ii) companies that have its primary operations in Greater China; and iii) relevant companies’ information is both available and publicly disclosed.

(4)	The maturity date of the options is assumed to be on September 30, 2019, as a new option plan, i.e. the 2019 Option Plan was adopted to replace the 2018 Option Plan on such date.
(5)	Exercise prices are the contract exercise prices of the options.
(6)

Fair value of the underlying ordinary shares is estimated by the Group using guideline publicly-traded comparable method under market approach with reference to the stock price of the comparable publicly-traded companies. In addition, the Group also considered various other factors that the Group believed to be reasonable under the circumstances, including its results of operations, financials position, external market conditions affecting the wealth management service industry, trends within the wealth management and assets management services industry etc.